Long-Term Debt (Schedule of Annual Principal Repayments for Subsequent Years) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
2013	€ 6,316
2014	6,316
2015	6,316
Long-term debt	€ 18,948	€ 19,651